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March 28, 2014	Writer’s Direct Contact
212.468.8053
VIA EDGAR	JBaris@mofo.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 113 under the Securities Act and No. 114 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed under Rule 485(a) under the Securities Act to update disclosure regarding the Special Value Fund (the “Fund”), a series of Registrant.  The updated disclosure reflects the appointment, effective March 31, 2014, of Greg Ekizian as Lead Portfolio Manager of the Fund, and changes to the investment strategy of the Fund, which are expected to take effect sometime after notice of such changes to shareholders.

Registrant requests selective review of the Amendment, as other than the updated disclosure related to the Fund, the Staff recently reviewed Registrant’s registration statement on Form N-1A in connection with its December 23, 2013, Rule 485(a) filing of Post-Effective Amendment No. 106 under the Securities Act and No. 107 under the 1940 Act.

Registrant has submitted a separate letter to the Commission requesting acceleration of the effective date of the Amendment so that it may become effective by Friday, April 11, 2014, or as soon as possible thereafter.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:           Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

John A. Danko, Citi Fund Services Ohio, Inc.

Brenda J. Fleissner, Ernst & Young LLP
Nathan J. Greene, Shearman & Sterling LLP
Isabelle Sajous